Cover Page	12 Months Ended
Mar. 29, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 29, 2026
Current Fiscal Year End Date	--03-29
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38027
Entity Registrant Name	CANADA GOOSE HOLDINGS INC.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Floor 22, 100 Queens Quay East
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5E 1V3
Title of 12(b) Security	Subordinate voting shares
Trading Symbol	GOOS
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Entity Central Index Key	0001690511
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Subordinate voting shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	46,138,366
Multiple voting shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	51,004,076
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Floor 22, 100 Queens Quay East
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5E 1V3
Contact Personnel Name	David M. Forrest
City Area Code	416
Local Phone Number	780-9850